Revenue from Contracts with Customers - Schedule of Changes in Contract Liabilities (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Changes in Contract Liabilities [Abstract]
Contract liabilities, January 1, 2025	$ 514,903
New contract liabilities	2,245,125
Performance obligations satisfied	(2,086,944)
Exchange difference	61,391
Contract liabilities, December 31, 2025	$ 734,475